Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2001

Dear Shareholder:
The U.S. economy weakened significantly during the year ended December 31, 2001. The terrorist attacks on September 11 accentuated the decline in business and consumer activity. Almost immediately after the attacks, the airlines and many other companies announced major layoffs. The unemployment rate jumped from
4.9 percent to 5.8 percent between September and December. The largest job loss in 20 years was reported in October. In December, the National Bureau of Economic Research announced that a recession had begun in March 2001, concluding the longest economic expansion in U.S. history.

The Federal Reserve Board responded to the attacks by lowering short-term interest rates by 50 basis points each in September, October and November. Subsequently, the Fed cut rates another 25 basis points in December. This cut, the eleventh in 2001, brought the federal funds rate to 1.75 percent, its lowest level since 1961. These monetary actions appear to have laid the groundwork for an economic recovery.

Within the fixed-income markets, yields on short maturities declined the most and the yield curve steepened. Events of the past year had the greatest impact on U.S. Treasuries. On October 31, the Treasury stunned the securities markets by announcing the cessation of the 30-year bond auction. The long end of the market promptly responded with an unprecedented rally that lowered interest rates to levels last seen in the 1960s. However, the bond market reversed course in November and December as interest rates moved higher on the perception that the economy would begin to recover sooner than previously anticipated.

Municipal Market Conditions
Over the past 12 months changes in tax-free interest rates were less volatile than in Treasuries. The yield on the 30-year insured municipal bond index, which stood at 5.27 percent in December 2000, fell to 5.04 percent by October 2001. Expectation of economic recovery caused bond prices to decline and the index retreated to 5.36 percent at the end of the year.

The ratio of municipal yields to U.S. Treasury yields is used as a guide to track the relationship between the two markets. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year U.S. Treasuries fell from 97 percent in December 2000 to 94 percent at the end of August. However, following
September 11 and the Treasury announcement, the ratio jumped to 104 percent in October before falling back to 98 percent at the end of December. In the 10-year maturity range, the ratio soared from 83 percent in August to 95 percent in October before falling back to 90 percent in December.

Morgan Stanley California Tax-Free Income Fund
Letter to the Shareholders / / December 31, 2001 CONTINUED

The change in the slope of the yield curve was a major force in the fixed-income markets for the past year. Since the Fed started lowering short-term rates aggressively in January, the municipal yield curve between one- and 30-year maturities steepened from 125 to 350 basis points.

Lower interest rates also led to a rebound in new-issue volume. During 2001, underwriting surged 43 percent, to $286 billion. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. California, Florida, New York and Texas, the four states with the heaviest issuance, accounted for 33 percent of national volume.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR BOND YIELDS 1992-2001

              INSURED            U.S.         INSURED MUNICIPAL YIELDS/
          MUNICIPAL YIELDS  TREASURY YIELDS  U.S. TREASURY YIELDS (RATIO)
12/31/91             6.60%            7.39%                        89.31%
3/31/92              6.75%            7.96%                        84.80%
6/30/92              6.40%            7.77%                        82.37%
9/30/92              6.40%            7.38%                        86.72%
12/31/92             6.30%            7.39%                        85.25%
3/31/93              6.00%            6.92%                        86.71%
6/30/93              5.65%            6.67%                        84.71%
9/30/93              5.35%            6.02%                        88.90%
12/31/93             5.40%            6.34%                        85.17%
3/31/94              6.40%            7.09%                        90.27%
6/30/94              6.50%            7.61%                        85.41%
9/30/94              6.55%            7.81%                        83.87%
12/30/94             6.75%            7.88%                        85.66%
3/31/95              6.15%            7.43%                        82.77%
6/30/95              6.10%            6.62%                        92.15%
9/29/95              5.95%            6.48%                        91.82%
12/29/95             5.35%            5.94%                        90.07%
3/29/96              5.85%            6.66%                        87.84%
6/28/96              5.90%            6.89%                        85.63%
9/30/96              5.70%            6.93%                        82.25%
12/31/96             5.60%            6.63%                        84.46%
3/31/97              5.90%            7.10%                        83.10%
6/30/97              5.60%            6.78%                        82.60%
9/30/97              5.40%            6.40%                        84.38%
12/31/97             5.15%            5.92%                        86.99%
3/31/98              5.25%            5.93%                        88.53%
6/30/98              5.20%            5.65%                        92.04%
9/30/98              4.95%            5.00%                        99.00%
12/31/98             5.05%            5.10%                        99.02%
3/31/99              5.15%            5.63%                        91.47%
6/30/99              5.47%            5.96%                        91.78%
9/30/99              5.83%            6.05%                        96.36%
12/31/99             5.97%            6.48%                        92.13%
3/31/00              5.82%            5.83%                        99.83%
6/30/00              5.84%            5.90%                        98.98%
9/30/00              5.74%            5.89%                        97.45%
12/31/00             5.27%            5.46%                        96.52%
3/31/01              5.26%            5.44%                        96.69%
6/30/01              5.35%            5.76%                        92.88%
9/30/01              5.20%            5.42%                        95.94%
12/31/01             5.36%            5.47%                        97.99%

Source: Municipal Market Data A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance
For the 12-month period ended December 31, 2001, Morgan Stanley California Tax-Free Income Fund's Class B shares returned 3.56 percent, compared to 5.13 percent by the Lehman Brothers Municipal Bond Index. The Fund's A, C and D shares returned 3.90 percent, 3.33 percent and 4.12 percent, respectively. Total return figures assume the reinvestment of all dividends and distributions but do not reflect applicable

Morgan Stanley California Tax-Free Income Fund
Letter to the Shareholders / / December 31, 2001 CONTINUED

sales charges. The performance of the Fund's four share classes varies because of differing expenses. The accompanying charts compares the Fund's performance to that of the broader Lehman Index.

Portfolio Structure
The Fund's net assets of $814 million were diversified among 12 long-term sectors and 71 credits. The Fund maintained its high credit-quality profile by continuing to invest in investment-grade securities in essential service sectors. More than 80 percent of the long-term portfolio is rated AA or better. At the end of December the portfolio's average maturity was 18 years. Average duration of the portfolio, a measure of sensitivity to interest-rate changes, was 7 years. Generally, a portfolio with a longer duration will have greater price volatility. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

Looking Ahead
As the year came to a close there were clear signs that the financial markets and economy would enter 2002 with brighter prospects. An array of leading indicators suggest that the economic trough could occur sooner than previously forecast. The relationship between high grade tax-exempts and U.S. Treasuries continues to favor municipal bonds as an attractive choice for tax-conscious investors.

We appreciate your ongoing support of Morgan Stanley California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]              [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                    Mitchell M. Merin
CHAIRMAN OF THE BOARD                     PRESIDENT

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2001 CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGEST SECTORS AS OF DECEMBER 31, 2001
(% OF NET ASSETS)

WATER & SEWER       22%
TRANSPORTATION      19%
ELECTRIC            10%
GENERAL OBLIGATION  10%
REFUNDED             9%
TAX ALLOCATION       8%
HOSPITAL             6%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATINGS AS OF DECEMBER 31, 2001
(% OF LONG-TERM PORTFOLIO)

Aaa or AAA  70%
Aa or AA    12%
A or A      10%
Baa or BBB   7%
Ba or BB     1%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO)

1-5 YEARS     7.8%
5-10 YEARS    9.8%
10-20 YEARS  41.9%
20-30 YEARS  36.8%
30 + YEARS    3.7%

WEIGHTED AVERAGE MATURITY: 18 YEARS
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2001 CONTINUED

                      Call and Cost (Book) Yield Structure
                         (Based on Long-Term Portfolio)
                               December 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENT CALLABLE
WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS YEARS BONDS CALLABLE

2002    9%
2003   12%
2004    4%
2005   10%
2006    5%
2007    7%
2008   19%
2009    5%
2010    2%
2011   13%
2012+  14%

COST (BOOK) YIELD*
WEIGHTED AVERAGE BOOK YIELD: 6%

2002   6.6%
2003   5.8%
2004   6.3%
2005   6.9%
2006   6.1%
2007   6.1%
2008   5.3%
2009   4.8%
2010   6.0%
2011   5.2%
2012+  5.8%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 6.6% ON 9% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley California Tax-Free Income Fund
FUND PERFORMANCE / / DECEMBER 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000-CLASS B SHARES
($ in Thousands)

                  FUND     LEHMAN(4)
December 1991     $10,000    $10,000
December 1992     $10,783    $10,882
December 1993     $11,966    $12,218
December 1994     $11,252    $11,587
December 1995     $12,936    $13,609
December 1996     $13,340    $14,212
December 1997     $14,342    $15,518
December 1998     $15,150    $16,524
December 1999     $14,546    $16,184
December 2000     $16,333    $18,075
December 2001  $16,915(3)    $19,001

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    Average Annual Total Returns
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   Period Ended 12/31/01                            Period Ended 12/31/01
   -------------------------                        -------------------------
   1 Year                      3.90%(1)  (0.51)%(2) 1 Year                     3.56%(1)    (1.38)%(2)
   Since Inception (7/28/97)   4.49%(1)  3.47%(2)   5 Years                    4.86%(1)    4.53%(2)
                                                    10 Years                   5.40%(1)    5.40%(2)

                  Class C Shares+                                    Class D Shares#
   ---------------------------------------------      ---------------------------------------------
   Period Ended 12/31/01                              Period Ended 12/31/01
   -------------------------                          -------------------------
   1 Year                     3.33%(1)    2.35%(2)    1 Year                     4.12%(1)
   Since Inception (7/28/97)  4.08%(1)    4.08%(2)    Since Inception (7/28/97)  4.82%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2001.
(4) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX TRACKS THE PERFORMANCE OF MUNICIPAL BONDS RATED AT LEAST BAA OR BBB BY MOODY'S INVESTORS
     SERVICE, INC. OR STANDARD POOR'S CORPORATION, RESPECTIVELY AND WITH MATURITIES OF 2 YEARS OR GREATER. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
#    CLASS D HAS NO SALES CHARGE.

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001

PRINCIPAL
AMOUNT IN                                   COUPON     MATURITY
THOUSANDS                                    RATE        DATE          VALUE

--------------------------------------------------------------------------------

           California Tax-Exempt Municipal Bonds (96.9%)
           GENERAL OBLIGATION (10.3%)
           California,
$  5,000     Ser 1990....................   7.00%         08/01/07  $  5,726,750
   5,000     Ser 1990....................   7.00          08/01/08     5,770,050
  10,670     Various Purpose 06/01/01....   5.00          06/01/09    11,056,681
   2,000     Veterans Ser AT.............   9.50          02/01/10     2,648,360
   2,400     Veterans Ser BH (AMT)
              (FSA)......................   5.40          12/01/16     2,412,168
   5,000     Various Purpose 04/01/93
              (FSA)......................   5.50          04/01/19     5,069,250
  10,000     Various Purpose Ser 1996
              (Ambac)....................   5.25          06/01/21    10,069,900
   3,000     Veterans Ser BD, BE & BF
              (AMT) (Ambac)..............   6.375         02/01/27     3,002,310
   5,000     Various Purpose Dtd 09/01/00
              (FGIC).....................   5.25          09/01/30     5,013,450
   2,500   Carlsbad Unified School
            District, Ser 1997 (FGIC)....   0.00          11/01/16     1,144,050
           Los Angeles Community College District,
   5,000     2001 Ser A (MBIA)...........   5.50          08/01/20     5,211,500
   5,000     2001 Ser A (MBIA)...........   5.50          08/01/21     5,203,750
  10,000   Los Angeles Unified School
            District, 1997 Ser B
            (FGIC).......................   5.00          07/01/23     9,870,300
           Puerto Rico,
   8,500     Public Improvement Ser
              1999.......................   4.75          07/01/23     7,746,815
   3,800     Public Improvement Ser 1998B
              (Secondary MBIA)...........   4.875         07/01/23     3,648,380
--------                                                            ------------
  82,870                                                              83,593,714
--------                                                            ------------
           EDUCATIONAL FACILITIES REVENUE (2.2%)
           California Educational Facilities Authority,
   6,000     University of San Diego Ser
              1998 (Ambac)...............   5.00          10/01/22     5,938,380
   4,000     University of Southern
              California 1997 Ser C......   5.125         10/01/28     3,968,000
   3,400   California Statewide
            Communities Development
            Authority, Gemological
            Institute of America COPs
            (Connie Lee).................   6.00          05/01/20     3,638,714
   4,000   University of California,
            Multi Purpose Refg Ser 1993 C
            (Ambac)......................   5.125         09/01/18     4,020,280
--------                                                            ------------
  17,400                                                              17,565,374
--------                                                            ------------
           ELECTRIC REVENUE (10.4%)
           Los Angeles California Department of Water & Power,
  11,025     Second Issue of 1993
              (Secondary Ambac)..........   5.40          11/15/13    11,330,062
  25,000     2001 Ser A (FSA)............   5.25          07/01/22    25,242,000
   1,695     Second Issue of 1993
              (Secondary Ambac)..........   5.375         09/01/23     1,710,848
   5,000   Northern California Power
            Agency, Hydro #1 1993 Refg
            Ser A (MBIA).................   5.50          07/01/16     5,163,500
           Sacramento Municipal Utility District,
     840     Refg 1994 Ser H (MBIA)......   5.75          01/01/11       904,109
  13,000     Refg 1992 Ser A (FGIC)......  10.947++       08/15/18    13,958,750

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                   RATE         DATE          VALUE

--------------------------------------------------------------------------------

             ELECTRIC REVENUE (CONTINUED)
           Southern California Public Power Authority,
$  3,500     Mead-Adelanto 1994 Ser A
              (Ambac)....................   7.02++%       07/01/15  $  3,788,750
   2,500     Mead-Phoenix 1994 Ser A
              (Ambac)....................   7.02++        07/01/15     2,706,250
   1,750     Transmission Refg Ser 1988
              (FGIC).....................   0.00          07/01/06     1,491,070
   5,000   Turlock Irrigation District,
            Refg 1998 Ser A (MBIA).......   5.00          01/01/26     4,904,100
           Puerto Rico Electric Power Authority,
   9,000     Power Ser O.................   5.00          07/01/12     9,026,820
   2,000     Power Ser II (MBIA).........   5.375         07/01/19     2,070,300
   2,000     Power Ser X.................   5.50          07/01/25     2,010,420
--------                                                            ------------
  82,310                                                              84,306,979
--------                                                            ------------
           HOSPITAL REVENUE (6.4%)
  10,000   Antelope Valley Healthcare
            District, Refg Ser 1997 A
            (FSA)........................   5.20          01/01/20    10,078,100
           California Health Facilities
            Financing Authority,
   3,000     Scripps Memorial Hopitals
              Ser 1992 A (MBIA)..........   6.375         10/01/22     3,145,740
   2,500     Sutter/CHS Ser 1996 A
              (MBIA).....................   5.875         08/15/16     2,660,950
   5,000   California Infrastructure &
            Economic Development Kaiser
             Hospital Assistance, Ser
            2001 A.......................   5.55          08/01/31     4,991,100
   2,000   Cedars-Sinai Medical Center
            Ser 1992 COPs................   6.50          08/01/12     2,222,920
  14,000   Duarte, City of Hope National
            Medical Center Ser 1999 A
            COPs.........................   5.25          04/01/19    13,090,980
   7,500   Madera County, Valley
            Children's Hospital Ser 1995
            COPs (MBIA)..................   6.50          03/15/15     8,880,000
   4,000   Rancho Mirage Joint Powers
            Financing Authority,
            Eisenhower Medical Center Ser
            1997 A COPs (MBIA)...........   5.25          07/01/17     4,076,920
   3,000   University of California, UCLA
            Medical Center Refg Ser 1994
            (MBIA).......................   5.50          12/01/14     3,094,560
--------                                                            ------------
  51,000                                                              52,241,270
--------                                                            ------------
           INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (1.8%)
           California Pollution Control Financing Authority,
   4,500     San Diego Gas & Electric Co
              1996 Ser A.................   5.90          06/01/14     4,713,885
  10,000     Southern California Edison
              Co 1992 Ser B (AMT)........   6.40          12/01/24     9,561,500
--------                                                            ------------
  14,500                                                              14,275,385
--------                                                            ------------
           MORTGAGE REVENUE - MULTI-FAMILY (0.2%)
   2,000   California Housing Finance
            Agency, Rental II 1992 Ser
            B............................   6.70          08/01/15     2,054,980
                                                                    ------------
           MORTGAGE REVENUE - SINGLE FAMILY (4.0%)
   5,000   California Department of
            Veterans Affairs, 2002 Ser A
            (Ambac) (WI).................   5.35          12/01/27     4,859,150
           California Housing Finance
            Agency,
   9,000     Home 1995 Ser J (Ambac).....   6.00          08/01/17     9,335,790
     690     Home 1991 Ser C (AMT)
              (MBIA).....................   7.00          08/01/23       704,435
   5,460     Purchase 1995 Ser B-2
              (AMT)......................   6.30          08/01/24     5,570,947

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                   RATE         DATE          VALUE

--------------------------------------------------------------------------------

             MORTGAGE REVENUE - SINGLE FAMILY (CONTINUED)
$  2,135     Home 1995 Ser M (AMT)
              (MBIA).....................   6.15%         08/01/27  $  2,194,481
   2,925     Home 1995 Ser K (AMT)
              (Ambac)....................   6.25          08/01/27     2,936,583
           California Rural Home Finance Authority,
   2,015     Home 1997 Ser D-CL 5
              (AMT)......................   6.70          05/01/29     2,205,317
   2,880     1997 Ser A-2 (AMT)..........   7.00          09/01/29     3,227,328
   1,750     Home 1998 Ser A (AMT).......   6.35          12/01/29     1,921,465
--------                                                            ------------
  31,855                                                              32,955,496
--------                                                            ------------
           PUBLIC FACILITIES REVENUE (4.0%)
   4,000   Anaheim Public Financing
            Authority, Sub 1997 Ser C
            (FSA)........................   6.00          09/01/16     4,546,320
   5,000   Beverly Hills Public Financing
            Authority, 1993 Refg Ser A
            (MBIA).......................   9.22++        06/01/15     5,443,750
  10,000   California Public Works Board,
            Department of Corrections
            Refg 1993 Ser A (Ambac)......   5.00          12/01/19    10,153,800
   9,500   Los Angeles County, Public
            Properties Refg of 1987
            COPs.........................   0.00          04/01/04     8,747,790
   2,000   San Diego County, Downtown
            Courthouse Refg 1998 COPs
            (Ambac)......................   4.50          05/01/23     1,820,700
   2,000   San Francisco Redevelopment
            Agency, Ser 1998 (FSA).......   5.00          07/01/25     1,964,740
--------                                                            ------------
  32,500                                                              32,677,100
--------                                                            ------------
           RECREATIONAL FACILITIES REVENUE (0.2%)
   2,000   San Diego County, San Diego
            Natural History Museum
            COPs.........................   5.70          02/01/28     1,966,820
                                                                    ------------
           TAX ALLOCATION REVENUE (7.7%)
           Garden Grove Community Development Agency,
   5,000     Refg Issue of 1993..........   5.70          10/01/13     5,080,350
   6,000     Refg Issue of 1993..........   5.875         10/01/23     6,050,700
   1,000   Industry Urban-Development
            Agency,
            Transportation-Distribution
            Industrial Redev Proj # 3
            1992 Refg....................   6.90          11/01/16     1,054,170
  25,250   Long Beach Financing
            Authority, Ser 1992
            (Ambac)......................   6.00          11/01/17    28,551,690
           Pleasanton Joint Powers Financing Authority,
  10,575     Reassessment 1993 Ser A.....   6.15          09/02/12    11,025,495
   1,500     Reassessment 1993 Ser A.....   6.20          09/02/17     1,553,340
  10,000   San Jose Redevelopment Agency,
            Ser 1999 (Ambac).............   4.75          08/01/23     9,469,600
--------                                                            ------------
  59,325                                                              62,785,345
--------                                                            ------------
           TRANSPORTATION FACILITIES REVENUE (18.7%)
  10,000   Alameda Corridor
            Transportation Authority, Sr
            Lien Ser 1999 A (MBIA).......   5.25          10/01/21    10,144,000
   4,000   Bay Area Toll Authority, San
            Francisco Bay Area Toll
            Bridge 2001 Ser D............   5.00          04/01/18     4,008,520

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                   RATE         DATE          VALUE

--------------------------------------------------------------------------------

             TRANSPORTATION FACILITIES REVENUE (CONTINUED)
           Foothills/Eastern Transportation Corridor Agency,
$  5,000     Toll Road Ser 1999 (MBIA)...   5.125%        01/15/19  $  5,036,950
  14,000     Toll Road Ser 1999..........   0.00          01/15/23     8,811,600
           Long Beach,
   5,000     Harbor Refg Ser 1998 A (AMT)
              (FGIC).....................   6.00          05/15/17     5,577,300
   3,000     Harbor Refg Ser 1998 A (AMT)
              (FGIC).....................   6.00          05/15/19     3,334,230
  15,000     Harbor Ser 1995 (AMT)
              (MBIA).....................   5.25          05/15/25    14,938,950
  10,000   Los Angeles, Department of
            Airports Refg 1995 Ser A
            (FGIC).......................   5.50          05/15/09    10,527,300
   5,000   Orange County, Airport Refg
            Ser 1997 (AMT) (MBIA)........   5.50          07/01/11     5,281,100
  15,000   San Diego County Regional
            Transportation Commission,
            Sales Tax 1994 Ser A
            (FGIC).......................   4.75          04/01/08    15,834,900
           San Francisco Airports Commission,
   4,055     San Francisco Int'l Airport
              Second Ser Refg Issue 4
              (MBIA).....................   6.00          05/01/20     4,263,914
  10,000     San Francisco Int'l Airport
              Second Ser Issue 15 B
              (MBIA).....................   4.50          05/01/25     9,059,500
   5,000     San Francisco Int'l Airport
              Second Ser Refg Issue 27B
              (FGIC).....................   5.125         05/01/26     4,989,300
           San Francisco Bay Area Rapid Transit District,
     795     Sales Tax Ser 1995 (FGIC)...   5.50          07/01/15       833,867
  10,000     Sales Tax Ser 1998
              (Ambac)....................   4.75          07/01/23     9,496,100
           San Joaquin Hills Transportation Corridor Agency,
   6,000     Toll Road Refg Ser 1997 A
              (MBIA).....................   0.00          01/15/15     3,052,740
   7,000     Toll Road Refg Ser 1997 A
              (MBIA).....................   5.25          01/15/30     7,020,230
  10,000     Toll Road Refg Ser 1997 A
              (MBIA).....................   0.00          01/15/31     1,922,400
  10,000     Toll Road Senior Lien Ser
              1993.......................   5.00          01/01/33     8,973,700
  10,000   San Jose , Airport Ser 2001 A
            (FGIC).......................   5.00          03/01/25     9,824,300
  10,000   Puerto Rico Highway &
            Transportation Authority, Ser
            1998 A.......................   4.75          07/01/38     9,012,300
--------                                                            ------------
 168,850                                                             151,943,201
--------                                                            ------------
           WATER & SEWER REVENUE (22.2%)
  10,000   California Department Water
            Resources, Central Valley Ser
            U............................   5.00          12/01/29     9,735,400
   8,000   Castaic Lake Water Agency,
            Refg Ser 1994 A COPs
            (MBIA).......................   6.00          08/01/18     8,621,440
  10,000   Contra Costa Water District,
            Ser G (MBIA).................   5.50          10/01/19    10,225,200
   5,450   Corona Public Financing
            Authority, Water Ser 1998
            (FGIC).......................   4.75          09/01/23     5,160,169
           East Bay Municipal Utility
            District,
  13,000     Water Refg Ser 1992.........   6.00          06/01/20    13,314,600
  12,000     Water Ser 2001 (MBIA).......   5.00          06/01/26    11,767,320
   7,000     Water Ser 1998 (MBIA).......   4.75          06/01/34     6,507,620
  10,000   Eastern Municipal Water
            District, Water & Sewer
             Refg Ser 1998 A COPs
            (FGIC).......................   4.75          07/01/23     9,483,600
  15,000   Los Angeles County Sanitation
            Districts Financing
            Authority,
             1993 Ser A..................   5.375         10/01/13    15,421,050
   5,000   Los Angeles Department of
            Water & Power, Water 2001 Ser
            A............................   5.125         07/01/04     4,871,150

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                   RATE         DATE          VALUE

--------------------------------------------------------------------------------

             WATER & SEWER REVENUE (CONTINUED)
$ 17,000   Metropolitan Water District of
            Southern California,
            Waterworks
             1997 Ser A..................   5.00%         07/01/26  $ 16,601,010
  12,000   Sacramento Financing
            Authority, Water & Capital
            Improvement 2001 Ser A
            (Ambac)......................   5.00          12/01/26    11,764,920
  10,000   San Diego, Water 1998 Ser
            (FGIC).......................   4.75          08/01/28     9,368,900
           San Diego Public Facilities Financing Authority,
  10,000     Sewer Ser 1993 A............   5.25          05/15/20    10,039,200
   3,000     Sewer Ser 1995 (FGIC).......   5.00          05/15/25     2,939,070
           San Francisco Public Utilities Commission,
   7,750     Water 1992 Refg Ser A.......   6.00          11/01/15     7,832,692
  10,000     Water 1996 Ser A............   5.00          11/01/21     9,777,800
  15,000     Water Refg Ser A 2001
              (FSA)......................   5.00          11/01/31    14,657,850
   2,000   Santa Rosa, Wastewater Refg
            1996 Ser A (FGIC)............   4.75          09/01/16     1,979,060
     750   Stockton, Wastewater 1998 Ser
            A COPs (MBIA)................   5.00          09/01/23       739,215
--------                                                            ------------
 182,950                                                             180,807,266
--------                                                            ------------
           REFUNDED (8.8%)
   4,000   California Statewide
            Communities Development
            Authority, UniHealth America
            1993 Ser A COPs (Ambac)
            (ETM)........................   5.50          10/01/14     4,301,760
           Foothills/Eastern
           Transportation Corridor
           Agency,
  15,000     Toll Road Sr Lien Ser 1995
              A..........................   6.00          01/01/07+   16,742,850
   4,000     Toll Road Sr Lien Ser 1995
              A..........................   0.00          01/01/10+    4,017,560
           Los Angeles Convention & Exhibition Center Authority,
  14,000     Ser 1985 COPs...............   9.00          12/01/05+   17,103,800
  10,000     Ser 1985 COPs **............   9.00          12/01/05+   12,217,000
   6,000   San Diego County Water
            Authority, Ser 1991- B COPs
            (MBIA).......................  10.62++        04/27/06+    7,710,000
           Southern California Public Power Authority,
   5,000     Palo Verde Ser A (Ambac)
              (ETM)......................   5.00          07/01/15     5,279,250
   5,250     Transmission Refg Ser 1988 A
              (FGIC) (ETM)...............   0.00          07/01/06     4,497,045
--------                                                            ------------
  63,250                                                              71,869,265
--------                                                            ------------
 790,810   Total California Tax-Exempt Municipal Bonds
            (COST $752,272,851)...................................   789,042,195
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                   RATE         DATE          VALUE

--------------------------------------------------------------------------------

           Short-Term California Tax-Exempt Municipal Obligations (2.9%)
$ 10,300   California Health Facilities
            Financing Authority,
            Adventist Health West 1998
            Ser B (MBIA) (Demand
            01/02/02)....................   1.70*%        09/01/28  $ 10,300,000
   1,200   California Housing Finance
            Agency, Ser 2000 B
            (Demand 01/02/02)............   1.65*         02/01/31     1,200,000
  10,000   Desert Hospital District,
            Desert Hospital Corp Ser 1992
            COPs.........................  11.174++       07/23/02+   10,950,000
     800   Irvine Ranch Water District,
            Ser A (Demand 01/02/02)......   1.65*         06/01/15       800,000
                                                                    ------------
           Total Short-Term California Tax-Exempt Municipal
  22,300    Obligations
            (COST $22,300,000)....................................
                                                                      23,250,000
                                                                    ------------

          Total Investments
$813,110   (COST $774,572,851) (a)......       99.8%      812,292,195

          Other Assets In Excess Of
           Liabilities..................        0.2         1,718,681
                                              -----      ------------
          Net Assets....................      100.0%     $814,010,876
                                              =====      ============

---------------------

    AMT ALTERNATIVE MINIMUM TAX.
   COPS CERTIFICATES OF PARTICIPATION.
    ETM ESCROWED TO MATURITY.
    WI  SECURITY PURCHASED ON A "WHEN-ISSUED" BASIS.
    *   CURRENT COUPON OF VARIABLE RATE DEMAND OBLIGATION.
    ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH THE PURCHASE OF A "WHEN-ISSUED" SECURITY.
    +   PREREFUNDED TO CALL DATE SHOWN.
    ++ CURRENT COUPON RATE FOR RESIDUAL INTEREST BONDS. THIS RATE RESETS PERIODICALLY AS THE AUCTION RATE ON THE RELATED SHORT-TERM SECURITY FLUCTUATES.
    (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $41,363,123, AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,643,779, RESULTING IN NET UNREALIZED APPRECIATION OF $37,719,344.

BOND INSURANCE:
  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
DECEMBER 31, 2001

Assets:
Investments in securities, at value (cost
 $774,572,851)....................................  $812,292,195
Cash..............................................       80,175
Receivable for:
  Interest........................................   11,449,813
  Investments sold................................      865,000
  Shares of beneficial interest sold..............      461,652
Prepaid expenses and other assets.................       14,063
                                                    -----------
    Total Assets..................................  825,162,898
                                                    -----------
Liabilities:
Payable for:
  Investments purchased...........................    7,061,420
  Dividends and distributions to shareholders.....    2,789,294
  Distribution fee................................      458,364
  Investment management fee.......................      372,749
  Shares of beneficial interest repurchased.......      355,977
Accrued expenses and other payables...............      114,218
                                                    -----------
    Total Liabilities.............................   11,152,022
                                                    -----------
    Net Assets....................................  $814,010,876
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $775,875,421
Net unrealized appreciation.......................   37,719,344
Accumulated undistributed net investment income...      561,824
Accumulated net realized loss.....................     (145,713)
                                                    -----------
    Net Assets....................................  $814,010,876
                                                    ===========
Class A Shares:
Net Assets........................................  $17,147,065
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    1,390,046
    Net Asset Value Per Share.....................  $     12.34
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET
     VALUE).......................................  $     12.89
                                                    ===========
Class B Shares:
Net Assets........................................  $696,481,155
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................   56,073,083
    Net Asset Value Per Share.....................  $     12.42
                                                    ===========
Class C Shares:
Net Assets........................................  $16,744,570
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    1,348,066
    Net Asset Value Per Share.....................  $     12.42
                                                    ===========
Class D Shares:
Net Assets........................................  $83,638,086
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    6,752,081
    Net Asset Value Per Share.....................  $     12.39
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
Financial Statements CONTINUED

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2001

Net Investment Income:

Interest Income...................................  $45,694,845
                                                    -----------
Expenses
Distribution fee (Class A shares).................       32,973
Distribution fee (Class B shares).................    5,415,504
Distribution fee (Class C shares).................      116,744
Investment management fee.........................    4,521,504
Transfer agent fees and expenses..................      215,120
Shareholder reports and notices...................       65,938
Professional fees.................................       63,660
Custodian fees....................................       28,912
Trustees' fees and expenses.......................       18,721
Other.............................................       32,615
                                                    -----------
    Total Expenses................................   10,511,691

Less: expense offset..............................      (28,869)

Less: distribution fee rebate (Class B shares)....   (2,122,272)
                                                    -----------
    Net Expenses..................................    8,360,550
                                                    -----------
    Net Investment Income.........................   37,334,295
                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain.................................    4,098,160
Net change in unrealized appreciation.............  (11,234,920)
                                                    -----------
    Net Loss......................................   (7,136,760)
                                                    -----------
Net Increase......................................  $30,197,535
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR       FOR THE YEAR
                                                ENDED              ENDED
                                          DECEMBER 31, 2001  DECEMBER 31, 2000
                                          -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $ 37,334,295       $ 37,434,443
Net realized gain.......................       4,098,160            384,875
Net change in unrealized appreciation...     (11,234,920)        54,275,838
                                            ------------       ------------

    Net Increase........................      30,197,535         92,095,156
                                            ------------       ------------

Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................        (700,337)          (411,829)
  Class B shares........................     (31,650,961)       (34,240,678)
  Class C shares........................        (633,358)          (561,063)
  Class D shares........................      (4,309,967)        (2,022,239)

Net realized gain
  Class A shares........................         (53,519)          -
  Class B shares........................      (2,158,767)          -
  Class C shares........................         (51,838)          -
  Class D shares........................        (259,843)          -
                                            ------------       ------------
    Total Dividends and Distributions...     (39,818,590)       (37,235,809)
                                            ------------       ------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................     (31,037,388)        17,888,348
                                            ------------       ------------

    Net Increase (Decrease).............     (40,658,443)        72,747,695
                                            ------------       ------------
Net Assets:
Beginning of period.....................     854,669,319        781,921,624
                                            ------------       ------------
End of Period (Including accumulated
 undistributed net investment income of
 $561,824 and $198,571, respectively)...    $814,010,876       $854,669,319
                                            ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2001

1. Organization and Accounting Policies
Morgan Stanley California Tax-Free Income Fund (the "Fund"), formerly Morgan Stanley Dean Witter California Tax-Free Income Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley California Tax-Free Income Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

Morgan Stanley California Tax-Free Income Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 2001.

For the year ended December 31, 2001, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $2,122,272.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $3,023, $473,640 and $14,318, respectively and received approximately $117,455 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley California Tax-Free Income Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2001 aggregated $129,285,004 and 106,090,917, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $6,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,601. At December 31, 2001, the Fund had an accrued pension liability of $57,073, which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At December 31, 2001, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $234,884.

Morgan Stanley California Tax-Free Income Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE YEAR                FOR THE YEAR
                                          ENDED                      ENDED
                                    DECEMBER 31, 2001          DECEMBER 31, 2000
                                -------------------------  --------------------------
                                  SHARES       AMOUNT        SHARES        AMOUNT
                                ----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................   1,064,720  $  13,227,081    1,295,070  $  15,737,870
Reinvestment of dividends and
 distributions................      19,061        236,955       19,943        239,352
Redeemed......................    (681,706)    (8,574,562)    (862,762)   (10,589,748)
                                ----------  -------------  -----------  -------------
Net increase -- Class A.......     402,075      4,889,474      452,251      5,387,474
                                ----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................   5,628,970     70,771,756    5,217,315     62,544,616
Reinvestment of dividends and
 distributions................   1,355,467     16,971,366    1,400,796     16,888,842
Redeemed......................  (9,208,029)  (115,653,107) (13,225,560)  (158,170,778)
                                ----------  -------------  -----------  -------------
Net decrease -- Class B.......  (2,223,592)   (27,909,985)  (6,607,449)   (78,737,320)
                                ----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................   1,246,505     15,689,746      600,780      7,343,832
Reinvestment of dividends and
 distributions................      35,995        450,701       32,558        393,034
Redeemed......................  (1,090,974)   (13,738,707)    (593,088)    (7,237,153)
                                ----------  -------------  -----------  -------------
Net increase -- Class C.......     191,526      2,401,740       40,250        499,713
                                ----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................     139,798      1,763,203    1,444,406     17,414,511
Reinvestment of dividends and
 distributions................     181,084      2,261,952       74,512        915,277
Acquisition of Morgan Stanley
 Dean Witter Multi-State
 Municipal Series Trust --
 California Series............      -             -          7,362,735     89,008,730
Redeemed......................  (1,158,614)   (14,443,772)  (1,379,085)   (16,600,037)
                                ----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................    (837,732)   (10,418,617)   7,502,568     90,738,481
                                ----------  -------------  -----------  -------------
Net increase (decrease) in
 Fund.........................  (2,467,723) $ (31,037,388)   1,387,620  $  17,888,348
                                ==========  =============  ===========  =============

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

Morgan Stanley California Tax-Free Income Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

At December 31, 2001, the Fund held positions in residual interest bonds having a total value of $44,557,500, which represents 5.5% of the Fund's net assets.

9. Acquisition of Morgan Stanley Dean Witter Multi-State Municipal Series
Trust -- California
   Series
On July 24, 2000, the Fund acquired all the net assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- California Series ("California Series") based on the respective valuations as of the close of business on July 21, 2000, pursuant to a plan of reorganization approved by the shareholders of California Series on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 7,362,735 Class D shares of the Fund at a net asset value of $12.09 per share for 8,550,957 shares of California Series. The net assets of the Fund and California Series immediately before the acquisition were $746,722,185, and $89,008,730, respectively, including unrealized appreciation of $1,622,886 for California Series. Immediately after the acquisition, the combined net assets of the Fund amounted to $835,730,915.

10. Change in Accounting Policy
Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $558,465 increase in the cost of securities and a corresponding $558,465, increase to undistributed net investment income based on securities held as of December 31, 2000.

The effect of this change for the year ended December 31, 2001 was to increase net investment income by $238,306; decrease unrealized appreciation by $3,422; and decrease net realized gains by $234,884. The statement of changes in net assets and the financial highlights for the prior periods have not been restated to reflect this change.

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                FOR THE PERIOD
                                          FOR THE YEAR ENDED DECEMBER 31,                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          DECEMBER 31, 1997
                           -----------      -----------      -----------      -----------      -----------------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 12.49          $ 11.67          $12.75           $12.89              $12.80
                             -------          -------          ------           ------              ------
Income (loss) from
 investment operations:
  Net investment
   income................       0.57             0.58            0.58             0.59                0.27
  Net realized and
   unrealized gain
   (loss)................      (0.10)            0.82           (1.06)            0.10                0.09
                             -------          -------          ------           ------              ------
Total income (loss) from
 investment operations...       0.47             1.40           (0.48)            0.69                0.36
                             -------          -------          ------           ------              ------
Less dividends and
 distributions from:
  Net investment
   income................      (0.58)           (0.58)          (0.58)           (0.59)              (0.27)
  Net realized gain......      (0.04)           -               (0.02)           (0.24)             -
                             -------          -------          ------           ------              ------
Total dividends and
 distributions...........      (0.62)           (0.58)          (0.60)           (0.83)              (0.27)
                             -------          -------          ------           ------              ------

Net asset value, end of
 period..................    $ 12.34          $ 12.49          $11.67           $12.75              $12.89
                             =======          =======          ======           ======              ======
Total Return+............       3.90%           12.17%          (3.91)%           5.50%               2.82%(1)
Ratios to Average Net
 Assets:
Expenses (before expense
 offset).................       0.80%(3)         0.83%(3)        0.78%(3)(4)      0.83%(3)            0.78%(2)
Net investment income....       4.62%(3)(5)      4.80%(3)        4.70%(3)         4.58%(3)            4.47%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $17,147          $12,336          $6,253           $3,788              $1,175
Portfolio turnover
 rate....................         13%               4%              5%              20%                 15%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(5) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.03%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
Financial Highlights CONTINUED

                                                   FOR THE YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------------------------------
                             2001                2000             1999              1998            1997*
                           --------            --------         --------          --------         --------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....  $  12.57            $  11.73         $  12.81          $  12.92         $  12.57
                           --------            --------         --------          --------         --------
Income (loss) from
 investment operations:
  Net investment
   income................      0.55                0.57             0.57              0.58             0.57
  Net realized and
   unrealized gain
   (loss)................     (0.11)               0.84            (1.06)             0.13             0.35
                           --------            --------         --------          --------         --------
Total income (loss) from
 investment operations...      0.44                1.41            (0.49)             0.71             0.92
                           --------            --------         --------          --------         --------
Less dividends and
 distributions from:
  Net investment
   income................     (0.55)              (0.57)           (0.57)            (0.58)           (0.57)
  Net realized gain......     (0.04)              -                (0.02)            (0.24)           -
                           --------            --------         --------          --------         --------
Total dividends and
 distributions...........     (0.59)              (0.57)           (0.59)            (0.82)           (0.57)
                           --------            --------         --------          --------         --------

Net asset value, end of
 period..................  $  12.42            $  12.57         $  11.73          $  12.81         $  12.92
                           ========            ========         ========          ========         ========
Total Return+............      3.56%              12.29%           (3.99)%            5.63%            7.51%
Ratios to Average Net
 Assets:
Expenses (before expense
 offset).................      1.04%(1)(3)         0.93%(1)(3)      0.91%(1)(2)(3)     0.95%(1)(3)     1.33%
Net investment income....      4.38%(1)(3)(4)      4.70%(1)(3)      4.57%(1)(3)       4.46%(1)(3)      4.51%
Supplemental Data:
Net assets, end of
 period, in thousands....  $696,481            $732,668         $761,548          $896,685         $914,474
Portfolio turnover
 rate....................        13%                  4%               5%               20%              15%

---------------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(3) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEES TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.34 % AND 4.06%, RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2001; 1.34% AND 4.29%, RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2000; 1.34% AND 4.14%, RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 1999 AND 1.33% AND 4.08%, RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 1998.
(4) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.03%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
Financial Highlights CONTINUED

                                                                                                 FOR THE PERIOD
                                          FOR THE YEAR ENDED DECEMBER 31,                        JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          DECEMBER 31, 1997
                           -----------      -----------      -----------      -----------      ------------------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 12.57          $ 11.73          $ 12.81          $12.92               $12.80
                             -------          -------          -------          ------               ------
Income (loss) from
 investment operations:
  Net investment
   income................       0.51             0.52             0.51            0.53                 0.23
  Net realized and
   unrealized gain
   (loss)................      (0.11)            0.84            (1.06)           0.13                 0.12
                             -------          -------          -------          ------               ------
Total income (loss) from
 investment operations...       0.40             1.36            (0.55)           0.66                 0.35
                             -------          -------          -------          ------               ------
Less dividends and
 distributions from:
  Net investment
   income................      (0.51)           (0.52)           (0.51)          (0.53)               (0.23)
  Net realized gain......      (0.04)           -                (0.02)          (0.24)             -
                             -------          -------          -------          ------               ------
Total dividends and
 distributions...........      (0.55)           (0.52)           (0.53)          (0.77)               (0.23)
                             -------          -------          -------          ------               ------

Net asset value, end of
 period..................    $ 12.42          $ 12.57          $ 11.73          $12.81               $12.92
                             =======          =======          =======          ======               ======
Total Return+............       3.33%           11.74%           (4.41)%          5.22%                2.80%(1)
Ratios to Average Net
 Assets:
Expenses (before expense
 offset).................       1.34%(3)         1.34%(3)         1.34%(3)(4)     1.33%(3)             1.31%(2)
Net investment income....       4.09%(3)(5)      4.29%(3)         4.14%(3)        4.08%(3)             4.24%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $16,745          $14,534          $13,099          $9,849               $3,610
Portfolio turnover
 rate....................         13%               4%               5%             20%                  15%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(5) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.03%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
Financial Highlights CONTINUED

                                                                                          FOR THE PERIOD
                                         FOR THE YEAR ENDED DECEMBER 31,                  JULY 28, 1997*
                                --------------------------------------------------           THROUGH
                                 2001            2000         1999           1998       DECEMBER 31, 1997
                                -------         -------      ------         ------      ------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................  $ 12.53         $ 11.71      $12.78         $12.92            $12.80
                                -------         -------      ------         ------            ------
Income (loss) from investment
 operations:
  Net investment income.......     0.60            0.61        0.60           0.63              0.28
  Net realized and unrealized
   gain (loss)................    (0.10)           0.82       (1.05)          0.10              0.12
                                -------         -------      ------         ------            ------
Total income (loss) from
 investment operations........     0.50            1.43       (0.45)          0.73              0.40
                                -------         -------      ------         ------            ------
Less dividends and
 distributions from:
  Net investment income.......    (0.60)          (0.61)      (0.60)         (0.63)            (0.28)
  Net realized gain...........    (0.04)           -          (0.02)         (0.24)          -
                                -------         -------      ------         ------            ------
Total dividends and
 distributions................    (0.64)          (0.61)      (0.62)         (0.87)            (0.28)
                                -------         -------      ------         ------            ------

Net asset value, end of
 period.......................  $ 12.39         $ 12.53      $11.71         $12.78            $12.92
                                =======         =======      ======         ======            ======
Total Return+.................     4.12%          12.50%      (3.63)%         5.77%             3.18%(1)
Ratios to Average Net Assets:
Expenses (before expense
 offset)......................     0.59%(3)        0.59%(3)    0.59%(3)(4)    0.58%(3)          0.60%(2)
Net investment income.........     4.84%(3)(5)     5.04%(3)    4.89%(3)       4.83%(3)          5.34%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................  $83,638         $95,132      $1,021           $554               $45
Portfolio turnover rate.......       13%              4%          5%            20%               15%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(5) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.03%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley California Tax-Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley California Tax-Free Income Fund (the "Fund"), formerly Morgan Stanley Dean Witter California Tax-Free Income Fund, including the portfolio of investments, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley California Tax-Free Income Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 8, 2002

                      2001 Federal Tax Notice (unaudited)

       During the year ended December 31, 2001, the Fund paid to its shareholders $0.58 per share from tax-exempt income.

       During the year ended December 31, 2001, the Fund paid to its shareholders $0.04 per share from long-term capital gains.

Morgan Stanley California Tax-Free Income Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                             Term of                                                      Portfolios in
                                           Office and                                                          Fund
                           Position(s)      Length of                                                        Complex
Name, Age and Address of    Held with         Time                                                           Overseen
   Independent Trustee     Registrant        Served*      Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (60)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown & Platt                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Counsel to the                                            formerly Vice Chairman of Kmart Corporation
Independent Trustees                                      (December 1998-October 2000), Chairman and
1675 Broadway                                             Chief Executive Officer of Levitz Furniture
New York, NY                                              Corporation (November 1995-November 1998)
                                                          and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (67)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown & Platt                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Counsel to the                                            formerly associated with the Allstate
Independent Trustees                                      Companies (1966-1994), most recently as
1675 Broadway                                             Chairman of The Allstate Corporation (March
New York, NY                                              1993-December 1994) and Chairman and Chief
                                                          Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (60)         Director of Weirton Steel
c/o Mayer, Brown & Platt   Corporation.
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (67)       Director of The PMI Group Inc.
c/o Mayer, Brown & Platt   (private mortgage insurance);
Counsel to the             Trustee and Vice Chairman of The
Independent Trustees       Field Museum of Natural History;
1675 Broadway              director of various other business
New York, NY               and charitable organizations.

Morgan Stanley California Tax-Free Income Fund
Trustee and Officer Information CONTINUED

                                                                                                           Number of
                                            Term of                                                      Portfolios in
                                           Office and                                                         Fund
                           Position(s)     Length of                                                        Complex
Name, Age and Address of    Held with         Time                                                          Overseen
   Independent Trustee     Registrant       Served*      Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(52)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (65)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown & Platt                 April 1994      Committee and Director or Trustee of the
Counsel to the                                           Morgan Stanley Funds and the TCW/DW Term
Independent Trustees                                     Trusts; formerly Executive Vice President
1675 Broadway                                            and Chief Investment Officer of the Home
New York, NY                                             Insurance Company (August 1991-September
                                                         1995).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(52)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (65)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown & Platt   Company (telecommunications
Counsel to the             company).
Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley California Tax-Free Income Fund
Trustee and Officer Information CONTINUED

Interested Trustees:

                                                                                                                  Number of
                                                      Term of                                                   Portfolios in
                                Position(s)         Office and                                                  Fund Complex
Name, Age and Address of         Held with           Length of                                                   Overseen by
   Management Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years    Trustee**
-------------------------   -------------------   ---------------  -------------------------------------------  -------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief             129
(68)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (53)       Trustee               Trustee since    Senior Adviser of Morgan Stanley (since             129
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley           129
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/
                                                                   or officer of various Morgan Stanley
                                                                   subsidiaries.


Name, Age and Address of
   Management Trustee      Other Directorships Held by Trustee
-------------------------  -----------------------------------
Charles A. Fiumefreddo     None
(68)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (53)      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)     Director of American Airlines, Inc.
1585 Broadway              and its parent company, AMR
New York, NY               Corporation.

----------------------------

  *  EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.
 ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley California Tax-Free Income Fund
Trustee and Officer Information CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (46)                      Vice President, Secretary and        Vice President, Secretary and
c/o Morgan Stanley Trust             General Counsel                      General Counsel since February 1997
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Thomas F. Caloia (55)                Treasurer                            Over 5 years
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Joseph R. Arcieri (53)               Vice President                       Since February 1997
1221 Avenue of the Americas
New York, New York
Dennis Pietrzak (57)                 Vice President                       Since September 2001
1 Parkview Plaza
Oakbrook Terrace, Illinois
Joseph Piraro (53)                   Vice President                       Since September 2001
1 Parkview Plaza
Oakbrook Terrace, Illinois


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (46)                      General Counsel (since May 2000) and
c/o Morgan Stanley Trust             Managing Director (since December 2000) of
Harborside Financial Center,         Morgan Stanley Investment Management;
Plaza Two                            Managing Director (since December 2000),
Jersey City, NJ                      and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (55)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Joseph R. Arcieri (53)               Executive Director and Portfolio Manager of
1221 Avenue of the Americas          the Investment Manager and/or its
New York, New York                   investment management affiliates for over 5
                                     years.
Dennis Pietrzak (57)                 Executive Director and Portfolio Manager of
1 Parkview Plaza                     the Investment Manager and/or its
Oakbrook Terrace, Illinois           investment management affiliates for over 5
                                     years.
Joseph Piraro (53)                   Vice President and Portfolio Manager of the
1 Parkview Plaza                     Investment Manager and/or its investment
Oakbrook Terrace, Illinois           management affiliates for over 5 years.

----------------------------

  *  EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Joseph R. Arcieri
Vice President

Dennis Pietrzak
Vice President

Joseph Piraro
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.



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Morgan Stanley
California Tax-Free
Income Fund



ANNUAL REPORT
DECEMBER 31, 2001